Employee benefits	12 Months Ended
Dec. 31, 2018
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Employee benefits

25.	Employee benefits

	2018	2017	2016
Wages and salaries	242,147	146,153	72,093
Social security costs	70,988	36,577	15,721
Profit sharing and annual bonuses	47,262	15,235	5,128
Share-based payments	60,843	138,937	53,059

	421,240	336,902	146,001

The Group provides a standard benefit package to all employees, consisting primarily of health care plans, group life insurance, meal and food vouchers and transportation vouchers. All related amounts are recorded in profit or loss for each year.